Business Segments - Reconciliation of Revenues from Segments to Consolidated (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Revenue Reconciling Items [Line Items]
Amortization of contract acquisition costs										$ (27)	$ (17)	$ (16)
Revenues		$ 2,288	$ 2,253	$ 2,291	$ 2,074	$ 2,068	$ 2,091	$ 2,076	$ 1,896	8,906	8,131	6,576
Franchise fees in segment revenues [member]
Segment Reporting, Revenue Reconciling Items [Line Items]
Revenues										1,537	1,326	1,095
Management and franchise [member]
Segment Reporting, Revenue Reconciling Items [Line Items]
Revenues										2,157	1,927	1,521
Base and other management fees in segment revenues [member]
Segment Reporting, Revenue Reconciling Items [Line Items]
Revenues	[1]									385	379	284
Incentive management fees in segment revenues [member]
Segment Reporting, Revenue Reconciling Items [Line Items]
Revenues										235	222	142
Ownership [member]
Segment Reporting, Revenue Reconciling Items [Line Items]
Revenues										1,484	1,432	1,434
Operating segments [member]
Segment Reporting, Revenue Reconciling Items [Line Items]
Revenues										3,641	3,359	2,955
Intersegment eliminations [member]
Segment Reporting, Revenue Reconciling Items [Line Items]
Revenues	[1]									(44)	(43)	(42)
Other revenues [member]
Segment Reporting, Revenue Reconciling Items [Line Items]
Revenues										98	105	82
Direct reimbursements from managed and franchised properties [member]
Segment Reporting, Revenue Reconciling Items [Line Items]
Revenues	[2]									2,881	2,572	1,644
Indirect reimbursements from manged and franchised properties [member]
Segment Reporting, Revenue Reconciling Items [Line Items]
Revenues	[2]									$ 2,357	$ 2,155	$ 1,953

[1]	Includes management, royalty and IP fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated statements of operations.
[2]	Included in other revenues from managed and franchised properties in our consolidated statements of operations.